SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2023
Freehold land [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	Not depreciated
Buildings [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	4 years
Buildings [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	40 years
Transportation [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	5 years
Transportation [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	10 years
Leasehold improvements [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	3 to 10 years or over the lease term, whichever is shorter
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	2 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	15 years
Plant and gaming machinery [Member] | Minimum [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	3 years
Plant and gaming machinery [Member] | Maximum [Member]
Property and Equipment [Line Items]
Estimated Useful Lives	5 years